SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 USD ($)
Number of Stock Appreciation Rights Units
Transfers into or out of Level 3	$ 0	$ 0
Restricted Cash	3,000	3,000
Inventory valuation reserve	1,000	800
Sales discount	$ 27,500	11,900
Convertible options | shares	1
Advertising expense	$ 1,000	1,200
Revenue Service credits totaling		$ 11,600
Employee retention tax credit, recognize the received, cares act	400
Employee retention tax credit, not recognize the remaining, cares act	$ 11,200
Number of operating segments | segment	3
Restricted Stock Units (RSUs)
Number of Stock Appreciation Rights Units
Convertible RSUs | shares	1